Stock-Based Compensation (Stock-Based Compensation Expense) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Nov. 16, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	$ 1,363	$ 1,317	$ 1,956
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation				2,371	780
Operating Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	46	33	62
Operating Expenses [Member] | Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation				14	19
Selling Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	136	101	158
Selling Expenses [Member] | Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation				36	3
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation	1,181	1,183	1,736
General and Administrative Expenses [Member] | Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation				$ 2,321	$ 758